Financial Instruments - Summary of Coverage Ratio and Leverage Ratio (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	441.00%	346.00%	318.00%
Leverage Ratio	384.00%	385.00%	422.00%
Less than or Equal to 4.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	475.00%
Less than or Equal to 4.50 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	450.00%
Less than or Equal to 4.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	425.00%
Greater than or Equal to 2.50 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	250.00%	250.00%
Greater than or Equal to 2.75 [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio	275.00%